Receivables (Tables)	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Receivables and Allowance for Doubtful Accounts
Changes to the allowance for doubtful accounts for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 are as follows:

	Twelve months ended
	April 3, 2015	March 28, 2014	March 29, 2013
Beginning balance	$16,099	$13,573	$11,524
(Reversal of) provision for doubtful accounts	(265)	3,859	3,793
Provision for doubtful accounts in discontinued operations	—	198	—
Write-offs	(1,101)	(1,531)	(1,744)
Ending balance	$14,733	$16,099	$13,573
Receivables consist of the following:

	As of
	April 3, 2015	March 28, 2014
Billed trade accounts receivable	$210,471	$233,698
Unbilled recoverable amounts under contracts in progress	496,230	475,944
Other receivables	4,759	11,363
Total accounts receivable	711,460	721,005

Allowances for doubtful accounts	(14,733)	(16,099)

Total receivables, net	$696,727	$704,906